INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [abstract]
Goodwill at beginning of period	$ 338	$ 349
Acquisitions	116
Divestment and reclassification as held for sale	(58)
Translation and other adjustment	3	(17)
Goodwill at end of period	399	338	$ 349
Intangible assets and goodwill [abstract]
Balance at beginning of the period	1,510	1,619
Acquisitions	174
Additions	149	170
Disposals	(1)	(5)
Amortization	(224)	(199)	(208)
Divestment and reclassification as held for sale	(58)	(12)
Transfer and reclassification	4	4
Translation adjustment	(5)	(67)
Balance at end of the period	1,549	1,510	1,619
Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	903	1,026
Acquisitions	0
Additions	1	35
Disposals	0	0
Amortization charge for the year	(132)	(125)
Divestment and reclassification as held for sale	0	(4)
Transfer and reclassification	(2)	0
Translation adjustment	(9)	(29)
Intangible assets excl. goodwill at end of period	761	903	1,026
Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	210	193
Acquisitions	8
Additions	125	52
Disposals	(1)	(4)
Amortization charge for the year	(79)	(63)
Divestment and reclassification as held for sale	0	(8)
Transfer and reclassification	22	58
Translation adjustment	1	(18)
Intangible assets excl. goodwill at end of period	286	210	193
Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	1	4
Acquisitions	18
Additions	0	0
Disposals	0	0
Amortization charge for the year	(2)	(2)
Divestment and reclassification as held for sale	0	0
Transfer and reclassification	1	0
Translation adjustment	0	(1)
Intangible assets excl. goodwill at end of period	18	1	4
Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	36	42
Acquisitions	32
Additions	0	2
Disposals	0	0
Amortization charge for the year	(6)	(6)
Divestment and reclassification as held for sale	0	0
Transfer and reclassification	0	0
Translation adjustment	(1)	(2)
Intangible assets excl. goodwill at end of period	61	36	42
Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at beginning of period	22	5
Acquisitions	0
Additions	23	81
Disposals	0	(1)
Amortization charge for the year	(5)	(3)
Divestment and reclassification as held for sale	0	0
Transfer and reclassification	(17)	(60)
Translation adjustment	1	0
Intangible assets excl. goodwill at end of period	24	22	5
Goodwill
Goodwill [abstract]
Goodwill at beginning of period	338	349
Acquisitions	116
Additions	0	0
Disposals	0	0
Amortization charge for the year	0	0
Divestment and reclassification as held for sale	(58)	0
Transfer and reclassification	0	6
Translation and other adjustment	3	(17)
Goodwill at end of period	399	$ 338	$ 349
Cost
Intangible assets and goodwill [abstract]
Balance at end of the period	4,250
Cost | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	1,851
Cost | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	783
Cost | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	174
Cost | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	279
Cost | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	41
Cost | Goodwill
Goodwill [abstract]
Goodwill at end of period	1,122
Accumulated depreciation and impairment
Intangible assets and goodwill [abstract]
Balance at end of the period	(2,701)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(1,090)
Accumulated depreciation and impairment | Software
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(497)
Accumulated depreciation and impairment | Brands and trademarks
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(156)
Accumulated depreciation and impairment | Customer relationships
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(218)
Accumulated depreciation and impairment | Other intangible assets
Intangible assets other than goodwill [abstract]
Intangible assets excl. goodwill at end of period	(17)
Accumulated depreciation and impairment | Goodwill
Goodwill [abstract]
Goodwill at end of period	$ (723)